Share-Based Payments (Details) - 2025 Equity Incentive Plan [Member]	1 Months Ended		6 Months Ended
	Mar. 31, 2026 $ / shares	Jun. 30, 2025 shares	Jun. 30, 2026 USD ($)
Share-Based Payments [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.22
Share-based compensation (in Dollars) | $			$ 1,440,000
Class A Ordinary Shares [Member]
Share-Based Payments [Line Items]
Shares were granted		567,571
Common Class B [Member]
Share-Based Payments [Line Items]
Shares were granted		81,081
Vested employees		1